Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,717,655)	$ (1,391,967)	$ (4,639,662)	$ (4,664,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	448,657	156,100	654,572	28,699
Stock-based compensation	637,547	650,104	1,012,592	1,195,819
Issuance of common stock for services			290,551	20,000
Accretion of debt discount		1,299,985	1,299,985	159,615
FMV adjustment for Contingent Stock		(181,000)	(181,000)
FMV adjustment for Warrants	(93,977)	(3,897,930)	(5,211,911)
IPO Issuance costs relating to Warrants		550,433	550,433
Foreign exchange gain	30,141		496
Changes in operating assets:
Prepaid expenses and other current assets	(119,761)	(27,542)	(58,754)	42,005
Inventory	(769,088)	(5,448)	(34,109)	(121,994)
Other assets			(12,000)	(10,262)
Accounts payable and accrued liabilities	453,136	(245,840)	(104,352)	202,894
Net cash used in operating activities	(4,131,000)	(3,093,105)	(6,433,159)	(3,147,736)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquistion of fixed assets or deposits paid	(342,525)	(463,355)	(209,678)	(46,900)
Purchase of fixed assets			(542,662)	(2,221,830)
Other assets – escrow and other		(2,350,000)		(75,000)
Asset acquisition			(2,365,576)
Net cash used in investing activities	(342,525)	(2,813,355)	(3,117,916)	(2,343,730)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock issued, net of subscription receivable				3,377,929
Net proceeds from Initial Public Offering Units			14,202,975
Net proceeds from notes payable, contingent stock liability, contingent warrant liability				1,802,500
Net proceeds from Initial Public Offering and additional offering	3,238,711	14,202,975
Repayment of Note Payable		(2,000,000)	(2,000,000)
Proceeds from subscriptions receivable		32,500	32,500
Net cash provided by financing activities	3,238,711	12,235,475	12,235,475	5,180,429
Effect of exchange rate changes on cash	(12,064)		7,331
NET INCREASE (DECREASE) IN CASH	(1,246,878)	6,329,015	2,691,731	(311,037)
CASH — BEGINNING OF YEAR	4,170,897	1,479,166	1,479,166	1,790,203
CASH — END OF PERIOD	2,924,019	7,808,181	4,170,897	1,479,166
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		47,111	47,111	4,000
Cash paid for taxes
Non-cash investing and financing activity:
FMV for Common Stock Issued for Contingent Shares		496,000	496,000
FMV for Warrants issued for contingent warrants			554,312
Common stock issued and vested stock options for fixed assets acquired		63,612	63,612	753,336
Common stock issued and vested stock options issued as consideration for acquisition		$ 40,901	$ 60,435	$ 322,701